Risks and Uncertainties (Tables)	12 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
Schedule of Risks and Uncertainties

Details of the customers which accounted for 10% or more of the revenue in any of the periods presented are as follows:

	For the years ended June 30,
	2026	% revenue	2025	% revenue	2024	% revenue
Customer A	$3,375,429	50.7%	$1,765,297	27.9%	$1,694,083	29.1%
Customer B	—	—%	—	—%	866,590	14.9%
Customer C	598,208	9.0%	846,411	13.4%	—	—%
Customer D	405,740	6.1%	749,711	11.8%	—	—%
	$4,379,377	65.8%	$3,361,419	53.1%	$2,560,673	44.0%

Details of the customers which accounted for 10% or more of the trade receivables in any of the periods presented are as follows:

	As of June 30,
	2026	% trade receivables	2025	% trade receivables
Customer A	$—	—%	$382,170	28.9%
Customer B	—	—%	199,748	15.1%
Customer C	—	—%	150,002	11.4%
Customer D	381,127	49.2%	3,822	0.3%
Customer E	107,794	13.9%	—	—%
Customer F	96,947	12.5%	57,364	4.3%
	$585,868	75.6%	$793,106	60.0%